PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Computers and equipment	215,468,985	265,098,467	38,435,665
Office furniture and fixtures	1,738,419	1,710,298	247,970
Motor vehicles	3,982,228	3,344,272	484,874
Software	10,524,000	10,542,201	1,528,476
Less: accumulated depreciation and amortization	(58,733,348)	(137,847,601)	(19,986,024)
Net book value	172,980,284	142,847,637	20,710,961

Depreciation and amortization charges for the years ended December 31, 2020, 2021 and 2022 amounting to RMB0.4 million, RMB47.4 million and RMB91.4 million (US$13.2 million), respectively. The depreciation and amortization charges included in cost of revenues are RMB nil, RMB 16.6 million and RMB 45.4 million (US$6.6 million) for the years ended December 31, 2020, 2021 and 2022,respectively, and the depreciation and amortization charges included in general and administrative expense are RMB0.4 million, RMB30.8 million and RMB 46.0 million (US$6.6 million) for the years ended December 31, 2020, 2021 and 2022, respectively. The Group has recorded a gain on disposal of property, equipment and software amounting to RMB0.03 million, RMB3.9 million, and RMB8.8 million (US$1.3 million), as other income, net for the years ended December 31, 2020, 2021 and 2022, respectively. The Group has recorded impairment loss of equipment of RMB nil, RMB 11.6 million and RMB 176.9 million (US$25.6 million) for the years ended December 31, 2020, 2021 and 2022, respectively.